EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share and Weighted Average Shares Outstanding
The following tables presents the computation of net loss per share and weighted average number of shares of the Company’s common stock outstanding for the period presented (dollars in thousands, except share and per share data):

Period From September 12 - December 31, 2023
Basic and diluted net loss per share
Numerator
Net loss attributable to TKO Group Holdings, Inc.	$(35,227)

Denominator
Weighted average Class A Common Shares outstanding - Basic	82,808,019

Basic and diluted net loss per share	$(0.43)

Securities that are anti-dilutive this period
Unvested RSUs	1,636,626
Unvested PSUs	327,403
TKO Class B Common Shares	89,616,891